Fair Value - Additional Information (Details) $ in Thousands	Mar. 31, 2021 USD ($) $ / shares	Jan. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration	$ 1,596
Settlement of contingent consideration related to a business combination		$ 2,063
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input	6.7			9.0
Discount rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input	25.7			9.96			15.26
Discount rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input	31.5			9.98			16.26
Revenue volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input				18.00			19.00
Cost of capital | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input	25.7
Cost of capital | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input	32.5
Cost of capital | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input				21.50			29.50
Current stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input | $ / shares	17.70				14.27
Current stock price | Private warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	17.70			14.27
Strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input | $ / shares	20.00				20.00
Exercise Price | Private warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	11.50			11.50
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input	80.0			60.0
Volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input	38.1
Volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input	68.5
Volatility | Private warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	35			35
Expected term | Private warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term	4 years 8 months 23 days		4 years 11 months 23 days
Income approach
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration						$ 1,800
Monte Carlo simulation method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration	$ 1,273					$ 1,749
Monte Carlo simulation method | Current stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration earnout, measurement input	17.70			14.27
Monte Carlo simulation method | Exercise Price | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration earnout, measurement input	20			18	18
Monte Carlo simulation method | Exercise Price | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration earnout, measurement input	22			20	20
Monte Carlo simulation method | Exercise Price | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration earnout, measurement input				22	22
Monte Carlo simulation method | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration earnout, measurement input	75			60
Monte Carlo simulation method | Forfeiture Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration earnout, measurement input	16			16